Short-Term Borrowings And Lines Of Credit	12 Months Ended
Sep. 30, 2014
Short-Term Borrowings And Lines Of Credit [Abstract]
Short-Term Borrowings And Lines Of Credit
SHORT-TERM BORROWINGS AND LINES OF CREDIT

Short-term borrowings and current maturities of long-term debt are as follows:

	2013	2014
Current maturities of long-term debt	$267	522
Commercial paper	1,304	1,938
Payable to banks	16	5
Total	$1,587	2,465

Weighted-average interest rate for short-term borrowings at year end	0.2%	0.2%

The Company routinely issues commercial paper as a source of short-term financing. In April 2014, the Company entered into a $3.5 billion five-year revolving backup credit facility with various banks, which replaced the December 2010 $2.75 billion facility. The credit facility is maintained to support general corporate purposes, including commercial paper borrowing. The Company has not incurred any borrowings under this or previous facilities. The credit facility contains no financial covenants and is not subject to termination based on a change of credit rating or material adverse changes. The facility is unsecured and may be accessed under various interest rate and currency denomination alternatives at the Company's option. Fees to maintain the facility are immaterial.